Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Consolidated net income before discontinued operations	$ 156.8	$ 141.2	$ 164.1
Income from discontinued operations, net of tax			77.2
Add (deduct) items to reconcile consolidated net income to net cash provided by operating activities:
Company stock issued for U.S. 401(k) plan	6.2	11.8
Foreign currency transaction losses			19.9
Loss on debt extinguishment	30.6	85.2	2.1
Employee stock compensation	14.3	13.9	9.4
Depreciation and amortization of properties	54.7	66.4	75.8
Depreciation and amortization of outsourcing assets	57.9	62.7	111.9
Amortization of marketable software	62.0	65.7	62.9
Disposal of capital assets	6.3	1.4	9.8
Gain on sale of businesses and assets	(11.7)	(2.2)	(65.5)
Decrease (increase) in deferred income taxes, net	36.5	28.6	(34.4)
(Increase) decrease in receivables, net	(11.2)	92.1	(31.9)
Decrease in inventories	14.2	22.1	12.4
Decrease (increase) in other assets	15.0	(5.9)	(94.2)
(Decrease) increase in accounts payable and other accrued liabilities	(98.2)	(214.4)	56.5
Decrease in other liabilities	(69.4)	(50.6)	(38.4)
Other	(2.7)	(0.8)	(0.8)
Net cash provided by operating activities	261.3	317.2	336.8
Cash flows from investing activities
Proceeds from investments	4,108.5	691.2	417.4
Purchases of investments	(4,107.2)	(688.2)	(416.5)
Restricted deposits	(0.6)	50.7	23.4
Investment in marketable software	(56.4)	(51.7)	(55.8)
Capital additions of properties	(40.1)	(42.2)	(64.1)
Capital additions of outsourcing assets	(36.1)	(40.5)	(83.2)
Net proceeds (payments) from sales of businesses and assets	5.2	(15.6)	117.2
Net cash used for investing activities	(126.7)	(96.3)	(61.6)
Cash flows from financing activities
Proceeds from issuance of long-term debt	204.8
Payments of long-term debt	(388.9)	(555.7)	(92.8)
Proceeds from issuance of preferred stock, net of issuance costs		249.7
Dividends paid on preferred stock	(16.2)	(12.2)
Dividends paid to noncontrolling interest	(4.5)	(0.4)
Financing fees		(2.2)	(0.1)
Proceeds from exercise of stock options	0.4	1.4	1.4
Net cash used for financing activities	(204.4)	(319.4)	(91.5)
Effect of exchange rate changes on cash and cash equivalents	10.5	(14.9)	(3.0)
(Decrease) increase in cash and cash equivalents	(59.3)	(113.4)	180.7
Cash and cash equivalents, beginning of year	714.9	828.3	647.6
Cash and cash equivalents, end of year	$ 655.6	$ 714.9	$ 828.3